SUBSEQUENT EVENTS (Details Textual) - USD ($)	1 Months Ended
	Aug. 22, 2016	Jul. 27, 2016	Jun. 17, 2016	May 31, 2016	Aug. 31, 2015
Notes Payable, Related Parties, Noncurrent				$ 101,389	$ 0
Related party Notes Due December 1, 2018 [Member] | Subsequent Event [Member]
Notes Payable, Related Parties, Noncurrent	$ 13,000	$ 8,000	$ 24,000
Debt Instrument, Maturity Date	Dec. 01, 2018	Dec. 01, 2018	Dec. 01, 2018
Related Party Transaction, Rate	3.50%	3.50%	3.50%